Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Convertible Debentures [Line Items]
Share price	$ 0.02	$ 0.03
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.7582	$ 0.7609
Minimum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.01	$ 0.02
Volatility factor (based on historical volatility)	173.00%	168.00%
Risk free interest rate	1.67%	1.74%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0.00	$ 0.00
Maximum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.11	$ 0.11
Volatility factor (based on historical volatility)	321.00%	297.00%
Risk free interest rate	1.69%	2.22%
Expected life of conversion features (in months)	12 months	12 months
Call value	$ 0.02	$ 0.02